[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]


                                                               [PICTURE OF
                                                               STATUE OF LIBERTY
                                                               APPEARS HERE]

Semiannual Report June 30, 1997


[PICTURE OF
TREASURY BUILDING                 EATON VANCE
APPEARS HERE]
                                  SHORT-TERM

                                   TREASURY

                                     FUND


                                  Eaton Vance
                    Global Management-Global Distribution


[PICTURE OF
AMERICAN FLAG
APPEARS HERE]

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

INVESTMENT UPDATE

[PHOTO OF M. DOZIER GARDNER APPEARS HERE]

M. Dozier Gardner,
President

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . During the first half of 1997, economic conditions in the U.S. were very favorable as the economy's expansion continued into its seventh year. Gross Domestic Product (GDP), the primary benchmark for measuring economic growth, increased at an annualized rate of 4.9% during the first quarter. In the second quarter, the economy slowed somewhat, with advance estimates showing an annualized GDP increase of 2.2%.

 . Unemployment remained low throughout the period, hitting a 24-year low of 4.8% in May and rising slightly to 5.0% in June.

 . The continued growth of the economy, combined with a tight labor market, has caused concern that inflation may increase. Thus far this has not occurred. During the first half of 1997, the Consumer Price Index rose at an annual rate of only 1.4%, the slowest rate of increase since 1986.

   The Market

 .  The six-month period was a fairly quiet and stable one for short-term bonds.
   The exception was an increase in the Federal Funds target rate by 0.25% to 5.50% on March 25. The Fed Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

 . As the chart to the right indicates, the yield on the six-month Treasury bill increased with the Federal Reserve tightening but came down as evidence of slowing economic activity became apparent in the second quarter. The yield ranged between a low of 5.2% on February 17 and a high of 5.7% on April 14. The average yield during the period was 5.4%.



The Fund
--------------------------------------------------------------------------------

   The Past Six Months

 .  During the six months ended June 30, 1997, Eaton Vance Short-Term Treasury
   Fund had a total return of 2.5%.

 . This return resulted from an increase in the Fund's net asset value to $64.44 per share on June 30, 1997 from $62.89 per share on December 31, 1996.

   About The Fund

 . The Fund presents an attractive compromise between low-risk, low-yielding money market funds and longer-term bond funds which have more credit and/or maturity risk. Long-term bond funds generally offer higher yields than do short-term bond funds.

 . By investing solely in U.S. Treasury securities, the Fund enjoys top credit quality within its universe of taxable fixed-income mutual funds.

                           [LINE GRAPH APPEARS HERE]


Six Month Treasury Bill Yield
December 31, 1996 - June 30, 1997

1/1/97         2/3/97      3/3/97      4/1/97          5/1/97         6/2/97
 5.3            5.25        5.37        5.53            5.53           5.38
 5.33           5.28        5.41        5.52            5.53           5.39
 5.32           5.27        5.39        5.5             5.52           5.4
 5.31           5.27        5.42        5.53            5.56           5.4
 5.29           5.25        5.38        5.53            5.56           5.36
 5.29           5.26        5.38        5.55            5.53           5.38
 5.27           5.27        5.39        5.57            5.47           5.41
 5.32           5.24        5.39        5.61            5.46           5.4
 5.31           5.18        5.41        5.63            5.55           5.33
 5.28           5.15        5.42        5.66            5.51           5.32
 5.27           5.15        5.45        5.62            5.49           5.31
 5.27           5.18        5.48        5.61            5.56           5.3
 5.27           5.23        5.51        5.62            5.63           5.27
 5.27           5.22        5.53        5.62            5.47           5.28
 5.27           5.21        5.57        5.62            5.45           5.28
 5.31           5.22        5.57        5.58            5.44           5.3
 5.32           5.18        5.59        5.58            5.44           5.28
 5.32           5.29        5.56        5.6             5.45           5.23
 5.36           5.33        5.58        5.62            5.44           5.23
 5.31           5.37        5.58        5.64            5.46           5.23
 5.29                       5.53        5.51            5.42           5.26
 5.3                                    5.53            5.41
 5.28

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations -- 99.9%

                                               Principal
                                               Amount
Security                                       (000 omitted)      Value
--------------------------------------------------------------------------------
U.S. Treasury Bill, 5.43%, 2/5/98              $64,200            $ 62,167,428
U.S. Treasury Bill, 5.27%, 10/16/97             60,400              59,478,296
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations
   (identified cost $121,580,720)                                 $121,645,724
--------------------------------------------------------------------------------

Total Investments -- 99.9%
   (identified cost $121,580,720)                                 $121,645,724
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.1%                            $     68,368
--------------------------------------------------------------------------------


Net Assets -- 100%                                                $121,714,092
--------------------------------------------------------------------------------




                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1997
Assets
----------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $121,580,720)                                 $121,645,724
Cash                                                                      94,960
Receivable for Fund shares sold                                            5,490
----------------------------------------------------------------------------------
Total assets                                                        $121,746,174
----------------------------------------------------------------------------------


Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                    $     20,554
Payable to affiliate for Trustees' fees (Note 4)                           1,672
Accrued expenses                                                           9,856
----------------------------------------------------------------------------------
Total liabilities                                                   $     32,082
----------------------------------------------------------------------------------
Net Assets for 1,888,775 shares of beneficial interest outstanding  $121,714,092
----------------------------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------------------------
Paid-in capital                                                      $121,649,088
Net unrealized appreciation of investments (computed on the basis
    of identified cost)                                                   65,004
----------------------------------------------------------------------------------
Total                                                               $121,714,092
----------------------------------------------------------------------------------


Net Asset Value, Offering Price and
Redemption Price Per Share
----------------------------------------------------------------------------------
($121,714,092 / 1,888,775 shares of
    beneficial interest outstanding)                                $      64.44
----------------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Interest                                                            $  2,597,870
----------------------------------------------------------------------------------
Total investment income                                             $  2,597,870
----------------------------------------------------------------------------------


Expenses
----------------------------------------------------------------------------------
Investment adviser fee (Note 4)                                     $    162,302
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 4)                             1,402
Distribution fees (Note 5)                                               119,460
Custodian fee (Note 1E)                                                   23,206
Printing and postage                                                       9,451
Legal and accounting services                                              8,792
Registration fees                                                          6,488
Transfer and dividend disbursing agent fees                                4,431
Miscellaneous                                                              2,137
----------------------------------------------------------------------------------
Total expenses                                                      $    337,669
----------------------------------------------------------------------------------
Deduct-
    Preliminary reduction of investment adviser fee (Note 4)        $     44,604
    Reduction of custodian fee (Note 1E)                                   6,361
----------------------------------------------------------------------------------
Total expense reductions                                            $     50,965
----------------------------------------------------------------------------------

Net expenses                                                        $    286,704
----------------------------------------------------------------------------------

Net investment income                                               $  2,311,166
----------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------------------------
Net realized gain (loss)-
    Investment transactions (identified cost basis)                 $     95,342
----------------------------------------------------------------------------------
Net realized gain on investment transactions                        $     95,342
----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)-
    Investments (identified cost basis)                             $     65,476
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
    investments                                                     $     65,476
----------------------------------------------------------------------------------

Net realized and unrealized gain on investments                     $    160,818
----------------------------------------------------------------------------------

Net increase in net assets from operations                          $  2,471,984
----------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                             Six Months Ended
Increase (Decrease)                          June 30, 1997     Year Ended
in Net Assets                                (Unaudited)       December 31, 1996
--------------------------------------------------------------------------------
From operations --
    Net investment income                      $   2,311,166      $   2,811,955
    Net realized gain on
       investment transactions                        95,342              9,176
    Net change in unrealized
       appreciation (depreciation)
       of investments                                 65,476            (11,605)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                            $   2,471,984      $   2,809,526
--------------------------------------------------------------------------------
Distributions to shareholders (Note 1C)
    From net investment income                 $          --      $     (42,027)
--------------------------------------------------------------------------------
Total distributions to shareholders            $          --      $     (42,027)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 2) --
    Proceeds from sales of shares              $ 248,965,251      $ 185,940,130
    Net asset value of shares issued to
       shareholders in payment of
       distributions declared                             --             27,313
    Cost of shares redeemed                     (131,727,030)      (188,646,216)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from Fund share transactions               $ 117,238,221      $  (2,678,773)
--------------------------------------------------------------------------------

Net increase in net assets                     $ 119,710,205      $      88,726
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $   2,003,887      $   1,915,161
--------------------------------------------------------------------------------

At end of period                               $ 121,714,092      $   2,003,887
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                   Six Months Ended             Year Ended December 31,
                                                                   June 30, 1997   -------------------------------------------------
                                                                   (Unaudited)       1996     1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 62.89         $61.43    $57.52    $55.58    $54.30    $52.64
------------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $  1.45         $ 2.88    $ 3.47    $ 1.80    $ 1.34    $ 1.61
Net realized and unrealized gain (loss) on investments                0.10             --      0.44      0.14     (0.06)     0.05
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                       $  1.55         $ 2.88    $ 3.91    $ 1.94    $ 1.28    $ 1.66
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                         $    --         $(1.42)   $   --    $   --    $   --    $   --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                $    --         $(1.42)   $   --    $   --    $   --    $   --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                     $ 64.44         $62.89    $61.43    $57.52    $55.58    $54.30
------------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                                     2.47%          4.69%     6.80%     3.49%     2.36%     3.15%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                            $121,714        $2,004    $1,915    $1,175    $1,743    $4,917
Ratio of net expenses to average daily net assets/(2)/                 0.61%+        0.61%     0.62%     0.84%     0.60%     0.60%
Ratio of net expenses to average net assets after
    custodian fee reduction                                            0.60%+        0.60%     0.60%       --        --        --
Ratio of net investment income to average daily net assets             4.82%+        4.65%     5.25%     2.97%     2.48%     3.01%

* The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (as a percentage of average daily net assets):
    Expenses                                                           0.71%+        0.76%     0.89%     1.23%     0.70%     0.70%
    Expenses after custodian fee reduction                             0.70%+        0.75%     0.87%       --        --        --
    Net investment income                                              4.73%+        4.50%     4.98%     2.58%     2.38%     3.11%
Net investment income per share                                    $   1.42        $ 2.80    $ 3.29    $ 1.56    $ 1.28    $ 1.56
------------------------------------------------------------------------------------------------------------------------------------

NOTE: Certain of the per share amounts have been computed using the average shares outstanding method.

+     Annualized.
/(1)/ Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the periods ended on or before December 31, 1994 have not been adjusted to reflect this change.




                       See notes to financial statements

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Short-Term Treasury Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (formerly Eaton Vance Government Obligations Trust) (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Other assets are valued at fair value using methods determined in good faith by the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund is not subject to Federal income or excise tax to the extent it distributes to shareholders each year its taxable net income, including any net realized gain on investments in accordance with the timing requirements imposed by the Code. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends on its tax return to treat as a distribution of net investment income and realized capital gains the portion of redemption proceeds paid to redeeming shareholders that represents their share of the Fund's undistributed income and gains. At fiscal year-end, the Fund utilizes earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction for income tax purposes. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as a dividend to shareholders each year in order to relieve the Fund of any liability for federal income and excise tax.

  D Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

  F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                               Six Months Ended
                               June 30, 1997        Year Ended
                               (Unaudited)          December 30, 1996
  --------------------------------------------------------------------
  Sales                                3,908,999            2,983,499

  Reinvestments                               --                  434

  Redemptions                         (2,052,085)          (2,983,250)
  --------------------------------------------------------------------
  Net increase                         1,856,914                  683
  --------------------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Purchases and Sales of Investments
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of U.S. Government Securities, aggregated $459,168,649 and $342,611,917, respectively.


4 Investment Adviser Fee and Other Transaction with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities). For the six-months ended June 30, 1997, the fee was equivalent to 0.34% (annualized) of the Fund's average net assets and amounted to $162,302. To enhance the net income of the Fund, EVM made a preliminary reduction of its fee in the amount of $44,604. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six-months ended June 30, 1997, no significant amounts have been deferred.


5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a quarterly distribution fee equal to 0.25% on an annual basis of the Fund's average daily net assets. EVD may pay up to the entire amount of the distribution fee to Authorized Firms for providing services to shareholders. The Plan is designed to compensate EVD and the Authorized Firms through which the Fund's shares are distributed. For the six-months ended June 30, 1997 the Fund paid $119,460 in distribution fees to EVD, and EVD in turn paid a substantial portion of this amount to Authorized Firms.


6 Line of Credit
  ------------------------------------------------------------------------------
  The Fund participates with other portfolios and funds managed by EVM and affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolio or fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year.


7 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1997, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                 $121,580,720
  -----------------------------------------------------------
  Gross unrealized appreciation                  $     65,004
  Gross unrealized depreciation                             -
  -----------------------------------------------------------
  Net unrealized appreciation                    $     65,004
  -----------------------------------------------------------

Eaton Vance Short-Term Treasury Fund as of June 30, 1997

INVESTMENT MANAGEMENT



Eaton Vance Short-Term Treasury Fund


                     Officers
                     M. Dozier Gardner
                     President and Trustee

                     James B. Hawkes
                     Vice President and Trustee

                     Michael B. Terry
                     Vice President and
                     Portfolio Manager

                     William H. Ahern, Jr.
                     Vice President

                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary


                     Trustees
                     Donald R. Dwight
                     President, Dwight Partners, Inc.
                     Chairman, Newspapers of New England, Inc.

                     Samuel L. Hayes, III
                     Jacob H. Schiff Professor of Investment
                     Banking, Harvard University Graduate School of Business
                      Administration

                     Norton H. Reamer
                     President and Director, United Asset
                     Management Corporation

                     John L. Thorndike
                     Formerly Director, Fiduciary Company Incorporated

                     Jack L. Treynor
                     Investment Adviser and Consultant

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management
24 Federal Street
Boston, MA 02110



Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260



Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116



Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123









Eaton Vance Short-Term Treasury Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------